Note 7 (Tables)	6 Months Ended
Jun. 30, 2026
Fair value of financial instruments [Abstract]
Fair value of financial instruments by levels [Table Text Block]
The fair value of the Group's financial instruments recognized at fair value in the condensed consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2026 and December 31, 2025:

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT FAIR VALUE BY LEVEL. June 2026 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	154,695	35,728	115,958	3,009
Derivatives		38,807	1,640	36,393	773
Equity instruments		12,181	11,938	56	187
Debt securities		36,343	22,150	13,596	598
Loans and advances		67,363	—	65,912	1,451
Non-trading financial assets mandatorily at fair value through profit or loss	10	13,171	9,862	1,669	1,641
Equity instruments		12,253	9,785	1,225	1,243
Debt securities		146	77	69	—
Loans and advances		772	—	375	397
Financial assets designated at fair value through profit or loss	11	1,007	1,000	7	—
Debt securities		1,007	1,000	7	—
Financial assets at fair value through other comprehensive income	12	62,205	54,306	4,739	3,160
Equity instruments		790	455	95	240
Debt securities		60,669	53,828	4,385	2,456
Loans and advances		746	24	258	464
Derivatives – Hedge accounting	14	666	—	666	—
LIABILITIES
Financial liabilities held for trading	9	119,389	15,195	102,535	1,659
Trading derivatives		36,160	1,701	33,244	1,216
Short positions		13,751	13,494	251	6
Deposits		69,478	—	69,040	438
Financial liabilities designated at fair value through profit or loss	11	21,450	—	19,171	2,279
Deposits from credit institutions		—	—	—	—
Customer deposits		865	—	865	—
Debt certificates issued		6,810	—	4,531	2,279
Other financial liabilities		13,774	—	13,774	—
Derivatives – Hedge accounting	14	2,102	—	2,087	16

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT FAIR VALUE BY LEVEL. December 2025 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	9	123,185	30,045	90,885	2,254
Derivatives		32,551	955	30,829	768
Equity instruments		9,901	9,536	158	208
Debt securities		30,846	19,555	10,686	605
Loans and advances		49,887	—	49,213	673
Non-trading financial assets mandatorily at fair value through profit or loss	10	11,272	3,946	5,732	1,594
Equity instruments		10,539	3,817	5,341	1,380
Debt securities		192	128	63	—
Loans and advances to customers		541	—	328	213
Financial assets designated at fair value through profit or loss	11	1,006	1,004	2	—
Debt securities		1,006	1,004	2	—
Financial assets at fair value through other comprehensive income	12	58,809	52,134	4,760	1,915
Equity instruments		1,360	1,015	107	237
Debt securities		57,001	51,095	4,652	1,255
Loans and advances to credit institutions		448	24	1	423
Derivatives – Hedge accounting	14	570	—	570	—
LIABILITIES
Financial liabilities held for trading	9	91,917	14,129	76,334	1,454
Trading derivatives		30,345	1,131	28,021	1,193
Short positions		13,100	12,999	102	—
Deposits		48,472	—	48,211	261
Financial liabilities designated at fair value through profit or loss	11	18,417	—	16,284	2,133
Deposits from credit institutions		—	—	—	—
Customer deposits		897	—	897	—
Debt certificates issued		5,997	—	3,864	2,133
Other financial liabilities		11,524	—	11,524	—
Derivatives – Hedge accounting	14	1,933	—	1,926	7

Fair value of financial instruments recognized at amortized cost by levels [Table Text Block]
Below is shown the fair value of the Group's financial instruments in the condensed consolidated balance sheets recognized at amortized cost, broken down according to the valuation method used to determine their fair value, and their respective book value as of June 30, 2026 and December 31, 2025:

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT AMORTIZED COST BY LEVEL. June 2026 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8	64,016	64,016	—	—	—	64,016
Financial assets at amortized cost	13	627,627	46,147	64,965	32,285	482,747	626,145
Debt securities		73,703	—	64,965	6,452	1,745	73,163
Loans and advances		553,924	46,147	—	25,833	481,002	552,983
LIABILITIES
Financial liabilities at amortized cost	21	725,029	430,953	48,362	125,359	121,306	725,981
Deposits		596,535	408,614	—	68,495	119,175	596,284
Debt certificates issued		106,155	—	48,362	56,864	2,132	107,358
Other financial liabilities		22,339	22,339	—	—	—	22,339
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.

FAIR VALUE OF FINANCIAL INSTRUMENTS RECOGNIZED AT AMORTIZED COST BY LEVEL. December 31, 2025 (MILLIONS OF EUROS)

	Notes	Book value	Fair value
			Carrying amount presented as fair value ⁽¹⁾	Level 1	Level 2	Level 3	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8	58,837	58,837	—	—	—	58,837
Financial assets at amortized cost	13	568,893	40,224	65,255	25,873	437,577	568,929
Debt securities		73,379	—	65,255	6,526	1,322	73,103
Loans and advances		495,513	40,224	—	19,347	436,255	495,826
LIABILITIES
Financial liabilities at amortized cost	21	658,599	416,378	42,578	86,123	115,369	660,447
Deposits		556,498	396,119	—	49,084	112,053	557,256
Debt certificates issued		81,842	—	42,578	37,039	3,316	82,932
Other financial liabilities		20,258	20,258	—	—	—	20,258
(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.